UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY CLASSIC VALUES FUND

FORM N-Q

AUGUST 31, 2004

Smith Barney Classic Values Fund

Schedule of Investments (unaudited)	August 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.8%
CONSUMER DISCRETIONARY - 41.2%
Hotels, Restaurants & Leisure - 8.7%
54,350	Boyd Gaming Corp.	$1,475,603
64,000	Darden Restaurants, Inc.	1,344,640
134,900	Leapfrog Enterprises, Inc. (a)	2,669,671
130,250	McDonald’s Corp.	3,519,355
170,581	Scientific Games Corp., Class A Shares (a)	2,904,995
43,100	Wendy’s International, Inc.	1,481,347
89,200	WMS Industries Inc. (a)	1,802,732

		15,198,343

Household Durables - 5.5%
164,300	American Greetings Corp., Class A Shares (a)	3,954,701
32,400	Furniture Brands International, Inc.	745,200
147,800	Tupperware Corp.	2,522,946
88,900	Universal Electronics Inc. (a)	1,437,513
16,000	Whirlpool Corp.	978,240

		9,638,600

Leisure Equipment & Products - 3.4%
180,200	Hasbro, Inc.	3,339,106
159,100	Mattel, Inc.	2,559,919

		5,899,025

Media - 11.2%
247,500	Gray Television, Inc.	3,400,650
362,800	The Interpublic Group of Cos., Inc. (a)	3,827,540
102,605	Journal Register Co. (a)	1,955,651
39,000	Knight-Ridder, Inc.	2,512,770
75,800	Tribune Co.	3,164,650
69,500	Viacom Inc., Class A Shares	2,353,270
104,800	The Walt Disney Co.	2,352,760

		19,567,291

Multiline Retail - 0.9%
40,600	J.C. Penney Co., Inc.	1,555,792

Specialty Retail - 6.6%
81,600	Jo-Ann Stores, Inc. (a)	2,170,560
253,000	Payless ShoeSource, Inc. (a)	2,934,800
161,000	Pier 1 Imports Inc.	2,793,350
81,800	RadioShack Corp.	2,203,692
71,000	Ross Stores, Inc.	1,501,650

		11,604,052

See Notes to Schedule of Investments.

Smith Barney Classic Values Fund

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
Textiles & Apparel - 4.9%
28,300	K-Swiss Inc., Class A Shares	$552,133
53,000	Liz Claiborne, Inc.	2,017,710
67,500	OshKosh B’Gosh, Inc., Class A Shares	1,374,975
188,100	Tommy Hilfiger Corp. (a)	2,539,350
287,000	Wellman, Inc.	2,120,930

		8,605,098

	TOTAL CONSUMER DISCRETIONARY	72,068,201

CONSUMER STAPLES - 3.2%
Beverages - 0.1%
4,000	Adolph Coors Co., Class B Shares	273,960

Food Products - 2.0%
334,800	Del Monte Foods Co. (a)	3,532,140

Household Products - 1.1%
28,200	Kimberly-Clark Corp.	1,880,940

	TOTAL CONSUMER STAPLES	5,687,040

ENERGY - 1.3%
Energy Equipment & Services - 1.3%
260,900	Newpark Resources, Inc. (a)	1,487,130
27,000	Tidewater Inc.	787,860

	TOTAL ENERGY	2,274,990

FINANCIALS - 11.3%
Banks - 2.9%
41,400	Bank of America Corp.	1,862,172
24,200	Comerica Inc.	1,455,630
56,200	KeyCorp	1,761,870

		5,079,672

Diversified Financials - 4.5%
166,800	Janus Capital Group, Inc.	2,291,832
55,800	Merrill Lynch & Co., Inc.	2,849,706
35,700	Morgan Stanley	1,811,061
41,500	Waddell & Reed Financial, Inc., Class A Shares	902,210

		7,854,809

Insurance - 3.9%
39,800	The Chubb Corp.	2,706,798
26,800	Everest Re Group, Ltd.	1,880,288
49,400	Marsh & McLennan Cos., Inc.	2,207,686

		6,794,772

	TOTAL FINANCIALS	19,729,253

See Notes to Schedule of Investments.

Smith Barney Classic Values Fund

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
HEALTHCARE - 8.0%
Healthcare Equipment & Supplies - 2.6%
82,900	Baxter International, Inc.	$2,531,766
16,000	C.R. Bard, Inc.	897,600
47,100	Cytyc Corp. (a)	1,128,516

		4,557,882

Healthcare Providers & Services - 0.8%
35,300	Laboratory Corp. of America Holdings (a)	1,468,127

Pharmaceuticals - 4.6%
28,400	Johnson & Johnson	1,650,040
46,900	Merck & Co., Inc.	2,109,093
61,200	Pfizer Inc.	1,999,404
80,300	Watson Pharmaceuticals, Inc. (a)	2,211,462

		7,969,999

	TOTAL HEALTHCARE	13,996,008

INDUSTRIALS - 16.5%
Aerospace & Defense - 0.6%
11,000	General Dynamics Corp.	1,074,040

Commercial Services & Supplies - 5.1%
56,324	First Data Corp.	2,379,689
82,100	John H. Harland Co.	2,412,919
151,100	The ServiceMaster Co.	1,878,173
57,100	Weight Watchers International, Inc. (a)	2,229,184

		8,899,965

Construction & Engineering - 0.9%
52,400	Chicago Bridge & Iron Co., N.V.	1,553,136

Industrial Conglomerates - 2.9%
162,000	Tyco International Ltd.	5,073,840

Machinery - 4.7%
15,000	Cummins Inc.	1,009,350
105,200	The Manitowoc Co., Inc.	3,488,432
53,300	Pall Corp.	1,298,388
164,400	UNOVA, Inc. (a)	2,396,952

		8,193,122

Road & Rail - 2.3%
136,626	Pacer International, Inc. (a)	2,117,703
46,000	Yellow Roadway Corp. (a)	1,887,840

		4,005,543

	TOTAL INDUSTRIALS	28,799,646

See Notes to Schedule of Investments.

Smith Barney Classic Values Fund

Schedule of Investments (unaudited) (continued)	August 31, 2004

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 3.7%
452,800	3Com Corp. (a)	$2,042,128
145,500	CommScope, Inc. (a)	2,891,085
494,500	Lucent Technologies Inc. (a)	1,547,785

		6,480,998

Computers & Peripherals - 0.8%
22,800	Hewlett-Packard Co.	407,892
60,300	Synaptics Inc. (a)	1,107,711

		1,515,603

Electronic Equipment & Instruments - 1.5%
112,300	AVX Corp.	1,300,434
19,000	PerkinElmer, Inc.	332,120
54,000	Technitrol, Inc. (a)	959,040

		2,591,594

Semiconductor Equipment & Products - 5.0%
304,643	Adaptec, Inc. (a)	2,126,408
559,500	Atmel Corp. (a)	1,952,655
351,700	Fairchild Semiconductor International, Inc., (a)	4,336,461
78,684	TriQuint Semiconductor, Inc. (a)	298,999

		8,714,523

	TOTAL INFORMATION TECHNOLOGY	19,302,718

MATERIALS - 2.4%
Chemicals - 1.0%
79,400	Cambrex Corp.	1,712,658

Containers & Packaging - 1.4%
56,400	Bemis Co., Inc.	1,490,652
40,600	Sonoco Products Co.	1,051,946

		2,542,598

	TOTAL MATERIALS	4,255,256

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
68,700	CenturyTel, Inc.	2,211,453

UTILITIES - 1.6%
Multi-Utilities - 1.6%
233,300	The Williams Cos., Inc.	2,773,937

	TOTAL COMMON STOCK
	(Cost - $158,779,484)	171,098,502

See Notes to Schedule of Investments.

Smith Barney Classic Values Fund

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 2.9%
$ 5,132,000	State Street Bank & Trust Co., dated 8/31/04, 1.490% due 9/1/04; Proceeds at maturity - $5,132,212; (Fully collateralized by U.S. Treasury Bond, 6.125% due 8/15/29; Market value - $5,235,928) (Cost -$5,132,000)	$5,132,000

	TOTAL INVESTMENTS - 100.7% (Cost - $163,911,484*)	176,230,502
	Liabilities in Excess of Other Assets - (0.7)%	(1,262,458)

	TOTAL NET ASSETS - 100.0%	$174,968,044

(a)	Non-income producing security.

*	Aggregate cost for Federal income tax purpose is substantially the same.

Schedule of Short Sales (Unaudited)

SHARES	SECURITY	VALUE
11,900	American Italian Pasta Co. (a)	$321,895
39,500	Computer Sciences Corp. (a)	1,830,825

	TOTAL OPEN SHORT SALES (Proceeds - $1,955,777)	$2,152,720

(a)	Non-income producing security.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Classic Values Fund (“Fund”), a separate investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S generally accepted accounting principles (“Gaap”):

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price was reported are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Short Sales - A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

(d) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At August 31,2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal Income Tax purposes were substantially as follows:

Gross unrealized appreciation	$19,097,798
Gross unrealized depreciation	(6,778,780)

Net unrealized appreciation	$12,319,018

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	October 28, 2004

By	/s/ James M. Giallanza
James M. Giallanza,
Chief Financial Officer

Date	October 28, 2004